Tax - Tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 3,965	£ 3,636
Impact of transition to IFRS 9 and IFRS 15			£ (79)
Deferred tax liability (asset), as restated				£ 3,557
Exchange adjustments and other	122	165
(Credited)/charged to income statement	350	243
Charged/(credited) to other comprehensive income and equity	(253)	0
Deferred tax liability (asset) end of period	4,184	3,965
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	5,477	4,874
Impact of transition to IFRS 9 and IFRS 15			19
Deferred tax liability (asset), as restated				4,893
Exchange adjustments and other	210	275
(Credited)/charged to income statement	613	309
Charged/(credited) to other comprehensive income and equity	0	0
Deferred tax liability (asset) end of period	6,300	5,477
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(9)	(9)
Impact of transition to IFRS 9 and IFRS 15			0
Deferred tax liability (asset), as restated				(9)
Exchange adjustments and other	(30)	0
(Credited)/charged to income statement	(7)	0
Charged/(credited) to other comprehensive income and equity	(2)	0
Deferred tax liability (asset) end of period	(48)	(9)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(170)	(203)
Impact of transition to IFRS 9 and IFRS 15			0
Deferred tax liability (asset), as restated				(203)
Exchange adjustments and other	(28)	(31)
(Credited)/charged to income statement	44	52
Charged/(credited) to other comprehensive income and equity	(206)	12
Deferred tax liability (asset) end of period	(360)	(170)
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	7	21
Impact of transition to IFRS 9 and IFRS 15			(5)
Deferred tax liability (asset), as restated				16
Exchange adjustments and other	(3)	(3)
(Credited)/charged to income statement	(13)	6
Charged/(credited) to other comprehensive income and equity	(46)	(12)
Deferred tax liability (asset) end of period	(55)	7
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,340)	(1,047)
Impact of transition to IFRS 9 and IFRS 15			£ (93)
Deferred tax liability (asset), as restated				£ (1,140)
Exchange adjustments and other	(27)	(76)
(Credited)/charged to income statement	(287)	(124)
Charged/(credited) to other comprehensive income and equity	1	0
Deferred tax liability (asset) end of period	(1,653)	(1,340)
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(423)
Deferred tax liability (asset) end of period	(547)	(423)
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(409)
Deferred tax liability (asset) end of period	(529)	£ (409)
Reclassification from other temporary differences to share-based payments | Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Exchange adjustments and other	(29)
Reclassification from other temporary differences to share-based payments | Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Exchange adjustments and other	£ 29